Financial Instruments and Risk Management - Reconciliation of Fair Value Measurements of Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Available for sale financial assets, beginning of period	$ 29,613
Available for sale financial assets, end of period	27,257	$ 29,613
Level 3 Fair Value Measurements | Available-For-Sale Financial Assets
Disclosure of fair value measurement of assets [line items]
Available for sale financial assets, beginning of period	29,613	30,147
Additions	80	80
Total gain or (losses) in profit or loss	(2,436)
Total gain or (losses) in other comprehensive income		(384)
Disposals		(230)
Available for sale financial assets, end of period	$ 27,257	$ 29,613